Derivative Liabilities (Details Narrative)					1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 11, 2020 USD ($) $ / shares shares	Apr. 23, 2020 USD ($) $ / shares shares	Jan. 08, 2019 USD ($) $ / shares	May 31, 2018 $ / shares shares	Feb. 28, 2019 shares	May 31, 2018 shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Jul. 28, 2020 USD ($)
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Fair value of the derivative liability								$ 0	$ 316,000		$ 0	$ 0	$ 316,000
Fair value of warrants												(2,986,854)	(827,260)
Warrants to purchase common stock | shares	363,146,765
Debt conversion of common stock shares | shares					250,000
Proceeds from Issuance of Warrants											3,842,695
Fair value of warrants										$ 73,000
Redemption put liability description										The fair market value of the redemption put liability at inception
Fair value of the redemption put											614,000	614,000
Redemption put liability									267,399				267,399
Warrant upper exercise price | $ / shares			$ 0.75
Warrant lower exercise price | $ / shares			$ 0.40
Additional warrant issued			$ 2,023,438
[custom:FairValueRedemptionPutAdjusted-0]									$ 0				0
Securities Purchase Agreement [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Stock issued during period new issue shares | shares						108,250
Other Operating Income (Expense) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Re-measured value change in fair value of derivative							$ 5,869,102			$ 2,986,853
Other Operating Income (Expense) [Member] | Redemption Put Liability [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Re-measured value change in fair value of derivative								98,000			273,000		347,000
Other Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Re-measured value change in fair value of derivative												2,987,000	$ 827,000
Other Expense [Member] | Redemption Put Liability [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Re-measured value change in fair value of derivative												$ 273,000
Home Management LLC [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price | $ / shares		$ 0.05
Warrant term		10 years
Fair value of warrants		$ 199,000
Debt conversion of common stock shares | shares		4,368,278
Minimum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price | $ / shares							$ 0.04			$ 0.04
Measurement Input, Price Volatility [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input												100.64
Measurement Input, Price Volatility [Member] | Home Management LLC [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input	103	101
Measurement Input, Risk Free Interest Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input												0.65
Measurement Input, Risk Free Interest Rate [Member] | Home Management LLC [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input	0.67	0.65
Warrant term		10 years
Measurement Input, Exercise Price [Member] | Home Management LLC [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input		0.014
April 2020 Offering [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Fair value of the derivative liability												$ 317,000
Securities Purchase Agreement [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants to purchase common stock | shares									1,875,000				1,875,000
Debt conversion of common stock shares | shares													1,875,000
Proceeds from Issuance of Warrants									$ 245,000
Redemption put liability									267,000				$ 267,000
Series B Warrants [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Fair value of the derivative liability							$ 317,000		$ 1,200,000	$ 317,000			$ 1,200,000
Warrants exercise price | $ / shares	$ 0.014
Warrants measurement input	0.027
Warrant term	1 year 3 months 29 days
Fair value of warrants	$ 73,805									$ 75,000		$ 73,000
Warrants to purchase common stock | shares							403,125			403,125		403,125
Warrant description										In conjunction with the Series D Preferred financing (See Note 12), the Company offered the Series B warrant holders the option to exchange their warrants on the basis of 1 warrant for 0.40 common shares.		the Company offered the Series B warrant holders the option to exchange their warrants on the basis of 1 warrant for 0.40 common shares. Warrant holders chose to exchange 1,007,813 warrants with a fair value of approximately $75,000 for 403,125 shares of common stock with a fair value of approximately $73,000.
Warrants | shares							1,007,813			1,007,813
Series B Warrants [Member] | Securities Purchase Agreement [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrant term				3 years		3 years
Warrants to purchase common stock | shares				2,312,500		2,312,500
Warrant upper exercise price | $ / shares				$ 0.75
Series B Warrants [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrant term	1 year 3 months 29 days
Series B Warrants [Member] | Minimum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrant term	8 months 12 days
Series B Warrants [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input	260
Series B Warrants [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input	222
Series B Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input	0.13
Series B Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input	0.12
Series B Warrants [Member] | Measurement Input, Exercise Price [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input | $ / shares	0.014
Series B Warrants [Member] | Measurement Input, Trading Market [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input | $ / shares	0.027
Series B Warrants [Member] | April 2020 Offering [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Fair value of the derivative liability							$ 75,000			$ 75,000		$ 71,000
Warrant description												The Company issued an additional 296,875 warrants to a certain Series B holder as compensation to terminate their anti-dilution price protection. The Company also issued 1,292,411 warrants to a certain Series B holder who was non-responsive in the Company’s request to terminate their anti-dilution price protection
Series D Warrants [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price | $ / shares	$ 0.014						$ 0.75			$ 0.75		$ 0.75
Warrants measurement input	0.027
Warrant term	9 years 2 months 12 days
Fair value of warrants	$ 337,400
Warrants to purchase common stock | shares							14,669,757			14,669,757		14,944,753
Series D Warrants [Member] | Home Management LLC [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price | $ / shares	$ 0.014
Warrants measurement input		0.027
Warrant term		10 years
Fair value of warrants	$ 107,123
Series D Warrants [Member] | Fair Value Before and After Modification [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Fair value of the derivative liability							$ 510,000			$ 510,000		$ 510,000
Series D Warrants [Member] | Measurement Input, Price Volatility [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input	111
Series D Warrants [Member] | Measurement Input, Price Volatility [Member] | Home Management LLC [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input	103
Series D Warrants [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input	111
Series D Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input	0.67
Series D Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Home Management LLC [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input	0.67
Warrant term	10 years
Series D Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input	0.67
Series D Warrants [Member] | Measurement Input, Exercise Price [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input | $ / shares	0.014
Series D Warrants [Member] | Measurement Input, Exercise Price [Member] | Home Management LLC [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input	0.014
Series D Warrants [Member] | Measurement Input, Trading Market [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input | $ / shares	0.027
Series D Warrants [Member] | Measurement Input, Trading Market [Member] | Home Management LLC [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input | $ / shares	0.027
April Bridge Loan and Converted Advance Warrants [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Fair value of warrants	$ 3,668,247									$ 6,149,000
April Bridge Loan and Converted Advance Warrants [Member] | April 2020 Offering [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input	0.027
Warrant term	10 years						10 years			10 years		10 years
Fair value of warrants	$ 3,668,247											$ 6,149,000
Warrant description										The April 2020 Offering entitled the investors to warrants with the right to purchase up to 100% of the aggregate number of shares of Common Stock into which the Purchaser’s Note may ultimately be converted. The Company also received a $1,000,000 advance which was converted into a Converted Advance Note and Converted Advance Warrants in April 2020. The Converted Advance Warrants entitle the holder to purchase up to 200% of the aggregate number of shares of Common Stock into which the Converted Advanced Note may ultimately be converted.		The April Offering entitled the investors to warrants with the right to purchase up to 100% of the aggregate number of shares of Common Stock into which the Purchaser’s Note may ultimately be converted. The Company also received a $1,000,000 advance which was converted into the April Secured Note and April Secured Note Warrants in April 2020. The April Secured Note Warrants entitle the holder to purchase up to 200% of the aggregate number of shares of Common Stock into which the April Secured Note may ultimately be converted.
Proceeds from Issuance of Warrants										$ 2,842,695
Advance payable							$ 1,000,000			1,000,000
April Bridge Loan and Converted Advance Warrants [Member] | April 2020 Offering [Member] | Exercise of Purchaser Warrants [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Fair value of warrants	212,821,929									$ 3,279,000		$ 3,279,000
Number of shares issuable upon exercise of warrants, shares | shares										203,050,000		203,050,000
April Bridge Loan and Converted Advance Warrants [Member] | April 2020 Offering [Member] | Converted Advance Warrants [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Fair value of warrants	$ 150,324,857									$ 2,869,000
Number of shares issuable upon exercise of warrants, shares | shares										142,857,000
April Bridge Loan and Converted Advance Warrants [Member] | April 2020 Offering [Member] | April Secured Note Warrants [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Fair value of warrants												$ 2,869,000
Number of shares issuable upon exercise of warrants, shares | shares												142,857,000
Warrants | shares	363,146,786
April Bridge Loan and Converted Advance Warrants [Member] | April 2020 Offering [Member] | Measurement Input, Price Volatility [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input	107						103			103		103
Warrant term	10 years
April Bridge Loan and Converted Advance Warrants [Member] | April 2020 Offering [Member] | Measurement Input, Risk Free Interest Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input	0.67						0.65			0.65		0.65
April Bridge Loan and Converted Advance Warrants [Member] | April 2020 Offering [Member] | Measurement Input, Exercise Price [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants measurement input	0.014						0.014			0.014		0.014
April Bridge Loan and Converted Advance Warrants [Member] | April 2020 Offering [Member] | Measurement Input, Trading Market [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price | $ / shares							$ 0.05			$ 0.05
Warrants measurement input | $ / shares	0.027											0.05